Consolidated income statement - DKK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated income statement
Revenue	kr 353,314	kr 41,333	kr 37,977
Cost of goods sold	(90,565)	0	0
Royalty expenses	0	(415)	(3,356)
Gross margin	262,749	40,918	34,621
Research and development expenses	(604,081)	(561,423)	(438,219)
Sales and marketing expenses	(285,256)	0	0
Administrative expenses	(202,770)	(67,881)	(43,543)
Operating expenses	(1,092,107)	(629,304)	(481,762)
Other operating items, net	36,997	444	1,099,526
Operating result	(792,361)	(587,942)	652,385
Financial income	2,022	14,655	9,988
Financial expenses	(49,314)	(3,390)	(37,322)
Result before tax	(839,653)	(576,677)	625,051
Income tax (expense) benefit	(7,076)	5,136	(43,773)
Net result for the period	kr (846,729)	kr (571,541)	kr 581,278
Earnings/loss per share - DKK
Earnings/(loss) per share - basic (DKK)	kr (22.07)	kr (16.91)	kr 18.94
Earnings/(loss) per share - diluted (DKK)	kr (22.07)	kr (16.91)	kr 18.94
Net result attributable to shareholders of Zealand Pharma A/S	kr (846,729)	kr (571,541)	kr 581,278